CHANGE IN ACCOUNTING POLICIES (Tables)	12 Months Ended
Jul. 31, 2016
Accounting Changes and Error Corrections [Abstract]
Schedule of Effects of Change in Accounting Policies

The impact on each line item of the primary financial statements relating to the Company’s adoption of ASU 2015-03 and ASU 2015-17 is as follows:

	2015
	As reported	Adjustment	Restated
Deferred charges	$3,859,594	$114,387	$3,745,207
Less accumulated depreciation	1,560,205	11,436	1,548,769
Net	2,299,389	102,951	2,196,438
Deferred tax asset	3,531,000	(3,531,000)	—
Mortgage payable, long-term	5,786,525	80,079	5,706,446
Current portion of long-term debt	150,763	22,872	127,891
Deferred tax liability	$7,386,000	$(3,531,000)	$3,855,000

The total effect on the consolidated balance sheet totals is as follows:

	2015
	As reported	Adjustment	Restated
Current assets	$10,511,620	$3,531,000	$6,980,620
Total assets	66,436,103	3,633,951	62,802,152
Long-term liabilities	8,622,157	3,774,921	12,397,078
Current liabilities	4,043,277	22,872	4,020,405
Total liabilities	20,051,434	3,633,951	16,417,483
Total liabilities and shareholders’ equity	$66,436,103	$3,633,951	$62,802,152